Additional Information Required by the Argentine Central Bank - Schedule of Plan for Distribution of Profit (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 ARS ($)
Distribution of profits [abstract]
Distributable Income	$ 79,087,350
Distributable Balance	79,087,350
Distributed Income
To Optional Reserve for developing new businesses and supporting investees	37,557,118
To Optional Reserve for Future Distribution of Profits	4,000,000
Appropriated Retained Earnings	$ 37,530,232